Document and Entity Information	Apr. 25, 2025
Cover [Abstract]
Entity Registrant Name	WORLD KINECT CORP
Amendment Flag	true
Entity Central Index Key	0000789460
Document Type	8-K/A
Document Period End Date	Apr. 25, 2025
Entity Incorporation State Country Code	FL
Entity File Number	001-09533
Entity Tax Identification Number	59-2459427
Entity Address, Address Line One	9800 N.W. 41st Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	(305)
Local Phone Number	428-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WKC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On April 29, 2025, World Kinect Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to disclose certain executive officer promotions involving Messrs. Ira M. Birns and John P. Rau (the “Promotions”). This Current Report on Form 8-K/A (this “Amendment”) amends the Original Form 8-K solely for the purpose of disclosing certain compensation now being provided to Messrs. Birns and Rau in connection with the Promotions. The disclosure contained in Item 5.02 of the Original Form 8-K is hereby supplemented and amended by the disclosure contained in Item 5.02 of this Amendment. Other than providing the additional information contained below in Item 5.02 of this Amendment, no other disclosure in the Original Form 8-K is amended by this Amendment.